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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED NOVEMBER 7, 2005
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   This supplement updates the following Prospectuses dated January 31, 2005:

   First American Income Funds Class A, Class B and Class C Shares Prospectus
                   (as previously supplemented July 1, 2005)
             First American Income Funds Class R Shares Prospectus
              First American Income Funds Class Y Shares Prospectus
                   (as previously supplemented July 1, 2005)
             Selected First American Funds Class A Shares Prospectus

For each share class, this supplement, any previous supplement, and the applicable Prospectus dated January 31, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of High Income Bond Fund, which is set forth in each Prospectus under the heading "Additional Information--Management--Portfolio Management," is supplemented by the following:

John T. Fruit, CFA, Senior Fixed-Income Portfolio Manager, has been appointed as an additional co-manager of High Income Bond Fund. Prior to joining U.S. Bancorp Asset Management as a senior credit research analyst in 2001, Mr. Fruit was employed at Aid Association for Lutherans as a fixed-income analyst/trader. He also previously did analysis and institutional trading for Arbor Research and Trading and worked in sales and trading in securities lending and fixed income for the firm. Mr. Fruit has more than 17 years of financial industry experience. Douglas P. Hedberg will continue to act as the fund's primary portfolio manager and Philip A. Melville will continue to act as a co-manager.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                   PM-INCOME-STK